Income Taxes - Components of Income (Loss) before the Provision for Income Taxes by Jurisdiction (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Contingency [Line Items]
Income from continuing operations before provision for income taxes	$ 629	$ 589	$ 529
United Kingdom
Income Tax Contingency [Line Items]
United Kingdom	(214)	40	40
United States
Income Tax Contingency [Line Items]
Foreign	127	(179)	(20)
Italy
Income Tax Contingency [Line Items]
Foreign	451	612	438
Other
Income Tax Contingency [Line Items]
Foreign	$ 266	$ 116	$ 70